Accounts Payable and Other Current Liabilities	12 Months Ended
Dec. 31, 2021
Payables and Accruals [Abstract]
Accounts Payable and Other Current Liabilities	ACCOUNTS PAYABLE AND OTHER CURRENT LIABILITIES

($ millions)	2021	2020
Trade accounts payable	774	707
Employee compensation and benefits payable	283	248
Gas and fuel cost payable	269	188
Dividends payable	259	241
Accrued taxes other than income taxes	238	224
Customer and other deposits	222	214
Interest payable	218	215
Derivatives (Note 25)	43	56
Income taxes payable	31	—
Employee future benefits (Note 23)	26	26
Manufactured gas plant site remediation (Note 16)	13	31
Other	194	171
	2,570	2,321